Leases - Summary of Right-of-use assets (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	£ 121.4	£ 108.8
Ending balance		108.8 [1]	88.2	£ 121.4	[1]
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		128.1	118.9	0.0
Additions		0.5	4.1	58.7
Disposals and other adjustments		(0.2)	(4.0)	(2.3)
Exchange differences		(6.7)	0.5	0.9
Leasehold incentives received		(2.8)	(12.1)
Ending balance		118.9	107.4	128.1
Gross carrying amount [member] | IFRS16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions				70.8
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6.7	10.1	0.0
Exchange differences		(0.4)	0.0
Charge for the year		3.8	9.1	6.7
Ending balance		10.1	19.2	6.7
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		121.3	108.7
Ending balance		108.7	88.1	121.3
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		127.9	118.7	0.0
Additions		0.5	4.0	58.7
Disposals and other adjustments		(0.2)	(4.0)	(2.3)
Exchange differences		(6.7)	0.5	0.9
Leasehold incentives received		(2.8)	(12.1)
Ending balance		118.7	107.1	127.9
Land and buildings [member] | Gross carrying amount [member] | IFRS16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions				70.6
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6.6	10.0	0.0
Exchange differences		(0.4)	0.0
Charge for the year		3.8	9.0	6.6
Ending balance		10.0	19.0	6.6
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.1	0.1
Ending balance		0.1	0.1	0.1
Other assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.2	0.2	0.0
Additions		0.0	0.1	0.0
Disposals and other adjustments		0.0	0.0	0.0
Exchange differences		0.0	0.0	0.0
Leasehold incentives received		0.0	0.0
Ending balance		0.2	0.3	0.2
Other assets [member] | Gross carrying amount [member] | IFRS16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions				0.2
Other assets [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		0.1	0.1	0.0
Exchange differences		0.0	0.0
Charge for the year		0.0	0.1	0.1
Ending balance		£ 0.1	£ 0.2	£ 0.1

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.